Operating Segments (Sales by Geographical Location of the Customer) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [Line Items]
Sales	$ 10,015	$ 6,955	$ 5,043
% of sales	100.00%	100.00%	100.00%
Brazil [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 2,200	$ 1,178	$ 447
% of sales	22.00%	17.00%	9.00%
China [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,495	$ 1,060	$ 806
% of sales	15.00%	15.00%	16.00%
USA [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 1,457	$ 1,091	$ 793
% of sales	15.00%	16.00%	16.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 505	$ 213	$ 194
% of sales	5.00%	3.00%	4.00%
United Kingdom [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 448	$ 386	$ 336
% of sales	4.00%	6.00%	7.00%
Germany [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 417	$ 345	$ 327
% of sales	4.00%	5.00%	6.00%
Spain [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 365	$ 280	$ 243
% of sales	4.00%	4.00%	5.00%
Israel [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 344	$ 291	$ 260
% of sales	3.00%	4.00%	5.00%
France [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 305	$ 270	$ 238
% of sales	3.00%	4.00%	5.00%
Netherlands [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 264	$ 127	$ 95
% of sales	3.00%	2.00%	2.00%
All others [Member]
Disclosure of geographical areas [Line Items]
Sales	$ 2,215	$ 1,714	$ 1,304
% of sales	22.00%	24.00%	25.00%